Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			12 Months Ended		48 Months Ended
	Dec. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2030	Sep. 30, 2029	Oct. 31, 2025	Oct. 31, 2024
Statement [Line Items]
Increase to ACL on performing loans relative to Base Scenario								$ 1,268	$ 945
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			7.10%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.60%	4.50%
Canada GDP growth rate [member] | Above Q4 2025 Levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.80%
U.S. GDP growth rate [member] | Above Q4 2025 Levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.50%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				0.30%	0.70%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						3.40%	3.00%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						9.60%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						4.20%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				(29.20%)